CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total Navios Holdings' Stockholders' (Deficit)/Equity	Noncontrolling Interest
Balance, shares at Dec. 31, 2017		46,302	12,038,647
Balance, value at Dec. 31, 2017	$ 617,164	$ 0	$ 1	$ 682,116	$ (166,021)	$ 2	$ 516,098	$ 101,066
Net loss	(265,513)				(268,720)		(268,720)	3,207
Total other comprehensive income	0				2	(2)
Cancellation of shares (Note 17), shares			(656)
Cancellation of shares (Note 17), value	(1)			(1)			(1)
Stock-based compensation expenses (Note 17), shares			805,423
Stock-based compensation expenses (Note 17), value	4,556			4,556			4,556
Noncontrolling interest of Navios Containers (Note 3)	165,474							165,474
Balance, shares at Dec. 31, 2018		46,302	12,843,414
Balance, value at Dec. 31, 2018	521,680	$ 0	$ 1	686,671	(434,739)	0	251,933	269,747
Net loss	(184,452)				(192,110)		(192,110)	7,658
Total other comprehensive income	0
Cancellation of shares (Note 17), shares			(3,379)
Tender Offer - redemption of preferred stock (Note 17), shares		(19,771)
Tender Offer - redemption of preferred stock (Note 17), value	(18,855)			(47,788)	28,933		(18,855)
Conversion of convertible preferred stock to common stock (Note 17), shares		(3,289)
Conversion of convertible preferred stock to common stock (Note 17), shares			352,770
Issuance of capital surplus, shares			(1,123)
Issuance of capital surplus, value	(3)			(3)			(3)
Stock-based compensation expenses (Note 17), shares			168,674
Stock-based compensation expenses (Note 17), value	2,885			2,885			2,885
Navios Containers deconsolidation	(162,230)							(162,230)
Balance, shares at Dec. 31, 2019		23,242	13,360,356
Balance, value at Dec. 31, 2019	159,025	$ 0	$ 1	641,765	(597,916)	0	43,850	115,175
Net loss	(188,605)				(192,961)		(192,961)	4,356
Total other comprehensive income	0
Cancellation of shares (Note 17), shares			(1,345)
Conversion of convertible preferred stock to common stock (Note 17), shares		(210)
Conversion of convertible preferred stock to common stock (Note 17), shares			22,712
Issuance of common stock (Note 17), shares			2,414,263
Stock-based compensation expenses (Note 17), shares			85,161
Stock-based compensation expenses (Note 17), value	1,268			1,268			1,268
Other adjustments in accumulated deficit	6,285				6,285		6,285
Dividends paid to noncontrolling shareholders	(12,256)							(12,256)
Balance, shares at Dec. 31, 2020		23,032	15,881,147
Balance, value at Dec. 31, 2020	$ (34,283)	$ 0	$ 1	$ 643,033	$ (784,592)	$ 0	$ (141,558)	$ 107,275